UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
Bonds and Notes — 97.4% of Net Assets
	Asset-Backed Securities — 2.9%
$265,359	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A2, 3.872%, 3/25/2020	$254,746
1,095,000	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	847,054
3,315,000	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.804%, 7/25/2034	2,282,847
1,211,241	Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.470%, 3/25/2032	1,140,312
334,273	WFS Financial Owner Trust, Series 2004-4, Class A4, 3.440%, 5/17/2012	334,479

		4,859,438

	Automotive — 1.0%
955,000	Ford Motor Co., 7.450%, 7/16/2031	556,287
810,000	Ford Motor Credit Co., 8.000%, 12/15/2016	588,677
865,000	Ford Motor Credit Co., 7.000%, 10/01/2013	636,996

		1,781,960

	Banking — 0.9%
735,000	HSBC Finance Corp., 7.000%, 5/15/2012	761,313
825,000	JPMorgan Chase & Co, 6.000%, 1/15/2018	803,667

		1,564,980

	Brokerage — 3.5%
625,000	Goldman Sachs Group, Inc., 5.300%, 2/14/2012	629,043
1,040,000	Goldman Sachs Group, Inc., 6.150%, 4/01/2018	1,008,965
810,000	Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013	766,669
1,230,000	Merrill Lynch & Co., Inc., 5.450%, 2/05/2013	1,160,139
1,670,000	Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,589,382
800,000	Morgan Stanley, 4.000%, 1/15/2010	785,623

		5,939,821

	Building Materials — 0.8%
815,000	Owens Corning, Inc., 7.000%, 12/01/2036	680,858
795,000	USG Corp., 6.300%, 11/15/2016	639,975

		1,320,833

	Construction Machinery — 1.0%
1,645,000	Caterpillar Financial Service Corp., 5.450%, 4/15/2018	1,630,799

	Diversified Manufacturing — 0.6%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,112,893

	Electric — 1.9%
290,000	AES Corp., 7.750%, 10/15/2015	285,650
570,000	AES Corp., 8.000%, 10/15/2017	558,600
950,000	Enersis SA, Chile, 7.375%, 1/15/2014	1,009,058
690,000	Ipalco Enterprises, Inc., 144A 7.250%, 4/01/2016	679,650
590,000	Southern California Edison Co., 7.625%, 1/15/2010	616,742

		3,149,700

	Food & Beverage — 1.4%
775,000	Dean Foods Co., 7.000%, 6/01/2016(c)	672,312
815,000	Dr Pepper Snapple Group, Inc., 144A 6.820%, 5/01/2018	818,363
925,000	Kraft Foods, Inc., 6.875%, 2/01/2038	899,290

		2,389,965

	Government Guaranteed — 5.1%
138,000,000	Kreditanstalt fuer Wiederaufbau, 1.850%, 9/20/2010 (JPY)	1,320,555
472,000,000	Kreditanstalt fuer Wiederaufbau, Series EMTN, 2.050%, 9/21/2009 (JPY)	4,499,667
303,000,000	Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010 (JPY)	2,889,550

		8,709,772

	Government Owned - No Guarantee — 0.7%
1,098,000	Pemex Project Funding Master Trust, 7.875%, 2/01/2009	1,127,431

	Healthcare — 1.0%
575,000	HCA, Inc., 7.500%, 12/15/2023	467,543
485,000	Hospira, Inc., 6.050%, 3/30/2017	468,058
670,000	Medco Health Solutions, 7.250%, 8/15/2013	711,320

		1,646,921

	Hybrid ARMs — 0.4%
634,744	JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.937%, 1/25/2037(b)	632,591

	Independent Energy — 1.4%
290,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	271,150
385,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	361,900
830,000	TEPPCO Partners LP, 7.550%, 4/15/2038	865,241
825,000	XTO Energy, Inc., 6.375%, 6/15/2038	788,457

		2,286,748

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	Media Cable — 2.4%
$1,470,000	Comcast Corp., 6.950%, 8/15/2037	$1,445,876
755,000	Cox Communications, Inc., 6.750%, 3/15/2011(c)	779,191
1,085,000	CSC Holdings, Inc., Senior Note, Series B, 7.625%, 4/01/2011	1,063,300
873,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	804,034

		4,092,401

	Metals & Mining — 0.9%
890,000	Steel Dynamics, Inc., 144A, 7.375%, 11/01/2012	890,000
710,000	United States Steel Corp., 6.650%, 6/01/2037	625,491

		1,515,491

	Mortgage Backed Securities — 4.7%
795,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047	792,780
850,000	Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045	844,699
1,305,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	1,281,056
1,245,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A2, 5.270%, 12/11/2040	1,244,155
710,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	706,445
1,500,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	1,406,985
1,710,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	1,667,096

		7,943,216

	Mortgage Related — 32.3%
1,904,641	FHLMC, 4.000%, 7/01/2019	1,803,695
1,700,756	FHLMC, 4.500%, 12/01/2034	1,582,800
461,457	FHLMC, 5.000%, 11/01/2018(d)	460,437
1,273,994	FHLMC, 5.500%, with various maturities in 2018(d)	1,291,359
1,629,622	FHLMC, 5.949%, 11/01/2036(b)	1,626,197
184,142	FHLMC, 6.000%, 6/01/2035	187,073
754,194	FNMA, 4.000%, 6/01/2019	714,693
5,192,783	FNMA, 4.500%, with various maturities from 2019 to 2035(d)	4,968,416
974,141	FNMA, 5.500%, 5/01/2018	988,438
4,335,373	FNMA, 6.000%, with various maturities from 2016 to 2036(d)	4,396,991
1,359,246	FNMA, 6.045%, 2/01/2037(b)	1,390,615
3,604,278	FNMA, 6.500%, with various maturities from 2029 to 2037(d)	3,718,738
216,609	FNMA, 7.000%, with various maturities in 2030(d)	228,887
218,720	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	235,718
13,517,203	GNMA, 5.000%, with various maturities from 2035 to 2038(d)	13,122,158
8,591,698	GNMA, 5.500%, with various maturities from 2034 to 2038(d)	8,563,692
5,965,849	GNMA, 6.000%, with various maturities from 2029 to 2037(d)	6,066,802
669,845	GNMA, 6.500%, with various maturities from 2028 to 2032(d)	695,804
363,328	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	387,802
123,446	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	132,965
60,697	GNMA, 8.000%, 11/15/2029	66,474
119,921	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	131,936
21,188	GNMA, 9.000%, with various maturities in 2016(d)	23,076
44,146	GNMA, 11.500%, with various maturities from 2013 to 2015(d)	49,760
1,800,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	1,796,304

		54,630,830

	Non Captive Consumer — 0.9%
245,000	SLM Corp., (MTN), 5.050%, 11/14/2014	208,076
420,000	SLM Corp., (MTN), 5.625%, 8/01/2033	316,239

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	Non Captive Consumer — continued
$215,000	SLM Corp., Series A, (MTN), 5.000%, 10/01/2013	$185,903
120,000	SLM Corp., Series A, (MTN), 5.000%, 6/15/2018	91,642
35,000	SLM Corp., Series A, (MTN), 5.375%, 5/15/2014	30,749
825,000	SLM Corp., Series A, (MTN), 8.450%, 6/15/2018	791,452

		1,624,061

	Non-Captive Diversified — 3.6%
20,000	CIT Group, Inc., 5.400%, 2/13/2012	15,876
207,000	CIT Group, Inc., 5.400%, 1/30/2016	142,559
396,000	CIT Group, Inc., 5.650%, 2/13/2017	273,180
280,000	CIT Group, Inc., 5.800%, 10/01/2036	215,516
34,000	CIT Group, Inc., 5.850%, 9/15/2016	23,459
25,000	CIT Group, Inc., (GMTN), 5.000%, 2/13/2014	17,952
338,000	CIT Group, Inc., (GMTN), 5.000%, 2/01/2015	233,714
60,000	CIT Group, Inc., (MTN), 5.125%, 9/30/2014	42,975
492,000	CIT Group, Inc., Series A, (MTN), 6.000%, 4/01/2036	370,628
3,135,000	General Electric Capital Corp., 5.625%, 9/15/2017	3,065,811
1,520,000	GMAC LLC, 6.625%, 5/15/2012	1,042,746
930,000	GMAC LLC, 8.000%, 11/01/2031(c)	605,038

		6,049,454

	Oil Field Services — 0.5%
190,000	Nabors Industries, Inc., 144A, 6.150%, 2/15/2018	192,045
750,000	Weatherford International Ltd., 6.500%, 8/01/2036	733,861

		925,906

	Paper — 1.3%
565,000	Georgia-Pacific Corp., 7.375%, 12/01/2025(c)	477,425
755,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	664,400
735,000	Georgia-Pacific Corp., 8.000%, 1/15/2024(c)	679,875
365,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	337,625

		2,159,325

	Pharmaceuticals — 0.7%
1,095,000	Valeant Pharmaceuticals International, Senior Note, 7.000%, 12/15/2011	1,133,325

	Pipelines — 0.7%
1,150,000	NGPL Pipeco LLC, 144A, 6.514%, 12/15/2012	1,167,548

	Property & Casualty Insurance — 0.2%
475,000	Willis North America, Inc., 6.200%, 3/28/2017	419,731

	Real Estate Investment Trusts — 1.1%
195,000	Colonial Realty, LP, Senior Note, 4.750%, 2/01/2010	189,861
640,000	Colonial Realty, LP, Senior Note, 5.500%, 10/01/2015	563,296
1,250,000	iStar Financial, Inc., Senior Note, 6.000%, 12/15/2010(c)	1,065,625

		1,818,782

	Sovereigns — 2.2%
296,000,000	Canadian Government, 1.900%, 3/23/2009 (JPY)	2,805,952
925,000	Indonesia Government International Bond, 7.750%, 1/17/2038, 144A	869,500

		3,675,452

	Supranational — 1.2%
217,000,000	Inter-American Development Bank, 1.900%, 7/08/2009 (JPY)	2,062,449

	Technology — 4.4%
745,000	Corning, Inc., 7.250%, 8/15/2036	755,705
540,000	Equifax, Inc., 7.000%, 7/01/2037	496,976
1,180,000	Fiserv, Inc., 6.125%, 11/20/2012	1,185,963
1,660,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016(c)	1,265,750
605,000	Lender Processing Services Inc, 144A 8.125%, 7/01/2016	605,756
40,000	Motorola, Inc., 6.500%, 9/01/2025	29,868
115,000	Motorola, Inc., 6.500%, 11/15/2028(c)	89,834
165,000	Motorola, Inc., 6.625%, 11/15/2037	129,806
295,000	Nortel Networks Corp., 6.875%, 9/01/2023	209,450
920,000	Northern Telecom Capital Corp., 7.875%, 6/15/2026	657,800
530,000	Pitney Bowes, Inc., 5.250%, 1/15/2037	521,609
870,000	Xerox Corp., 6.350%, 5/15/2018	858,777
683,000	Xerox Corp., 6.400%, 3/15/2016	681,770

		7,489,064

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value(†)
	Telecommunications — 0.0%
$10,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	$8,300
15,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	12,037

		20,337

	Tobacco — 0.7%
1,185,000	Reynolds American, Inc., 7.250%, 6/15/2037	1,166,200

	Treasuries — 10.7%
525,000	U.S. Treasury Bond, 1.750%, 3/31/2010(c)	518,232
195,000	U.S. Treasury Bond, 2.125%, 4/30/2010(c)	193,583
5,225,000	U.S Treasury Bond, 4.375%, 2/15/2038(c)	5,092,745
3,106,000	U.S. Treasury Bond, 4.500%, 2/15/2036(c)	3,083,920
1,790,000	U.S. Treasury Bond, 4.750%, 2/15/2037(c)	1,848,454
1,090,000	U.S. Treasury Bond, 5.000%, 5/15/2037(c)	1,171,410
715,000	U.S. Treasury Bond, 5.375%, 2/15/2031(c)	794,432
5,595,000	U.S Treasury Note, 3.500%, 2/15/2018(c)	5,385,624

		18,088,400

	Wireless — 2.5%
1,385,000	SK Telecom Co., Ltd., 144A, 6.625%, 7/20/2027	1,326,122
1,990,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,656,675
15,000	Sprint Capital Corp., 6.900%, 5/01/2019	13,163
1,420,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	1,237,175

		4,233,135

	Wirelines — 3.8%
935,000	Citizens Communications Co., 7.875%, 1/15/2027	818,125
1,785,000	Embarq Corp., 7.995%, 6/01/2036	1,688,578
210,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.500%, 11/15/2018	172,200
850,000	Qwest Corp., 7.250%, 9/15/2025	752,250
255,000	Qwest Corp., 7.250%, 10/15/2035	214,200
1,190,000	Qwest Corp., 7.500%, 6/15/2023	1,059,100
1,700,000	Telecom Italia Capital SA, 7.721%, 6/04/2038	1,727,436

		6,431,889

	Total Bonds and Notes (Identified Cost $169,824,442)	164,800,848

Shares/ Principal Amount (‡)	Description	Value(†)
	Short-Term Investments — 14.6%
23,155,435	State Street Navigator Securities Lending Prime Portfolio(e)	$23,155,435
$1,627,526	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08 at 1.300% to be repurchased at $1,627,585 on 7/1/08, collateralized by $1,550,000 Federal Home Loan Mortgage Corp., 5.500% due 8/23/17 valued at $1,664,312, including accrued interest(f)	1,627,526

	Total Short-Term Investments (Identified Cost $24,782,961)	24,782,961

	Total Investments — 112.0% (Identified Cost $194,607,403)(a)	189,583,809
	Other assets less liabilities — (12.0)%	(20,299,120)

	Net Assets — 100%	$169,284,689

(‡)	Principal amount is in U.S. dollars unless otherwise noted.
(†)	Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily do to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

At June 30, 2008, the net unrealized depreciation on investments based on a cost of $194,879,226 for federal income tax purposes was as follows:

	Aggregate gross unrealized depreciation for all investments in which there is an excess of value over tax cost	$1,650,892
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,946,309)

	Net unrealized depreciation	$(5,295,417)

At September 30, 2007, the Fund had a capital loss carryover of approximately $20,612,575 of which $20,430,847 expires on September 30, 2010 and $181,728 expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations

(b)	Variable rate security. Rate as of June 30, 2008 is disclosed

(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market securities for value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $22,776,775 and $23,155,435, respectively.

(d)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Represents investment of securities lending collateral.

(f)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,786,159 or 4.6% of net assets.

ARM	Adjustable Rate Mortgage

EMTN	Euro Medium Term Note

FHLMC	Federal Home Loan Mortgage Corporation

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note

JPY	Japanese Yen

New Accounting Pronouncements
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at June 30, 2008 (Unaudited)

Mortgage Related	32.3%
Treasuries	10.7
Government Guaranteed	5.1
Mortgage Backed Securities	4.7
Technology	4.4
Wirelines	3.8
Non-Captive Diversified	3.6
Brokerage	3.5
Asset-Backed Securities	2.9
Wireless	2.5
Media Cable	2.4
Sovereigns	2.2
Other Investments, less than 2% each	19.3
Short-Term Investments	14.6

Total Investments	112.0
Other assets less liabilities	(12.0)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 26, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 26, 2008